Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Net Income (Loss) Per Share
Net Income (Loss) Per Share

15.Net Income (Loss) Per Share

The following table sets forth the computation of the basic and diluted net income (loss) per share:

	Year Ended December 31,
(in thousands, except share and per share data)	2024	2023
Net loss from continuing operations	$(215,394)	$(221,762)
Weighted-average common shares outstanding, basic and diluted	114,553,537	94,162,637
Net loss from continuing operations, basic and diluted	$(1.88)	$(2.36)

Net income (loss) from discontinued operations, net of tax	$243,901	$(16,130)
Weighted-average common shares outstanding, basic and diluted	114,553,537	94,162,637
Net income (loss) from discontinued operations, basic and diluted	$2.13	$(0.17)

Net income (loss)	$28,507	$(237,892)
Weighted-average common shares outstanding, basic and diluted	114,553,537	94,162,637
Net income (loss) per share, basic and diluted	$0.25	$(2.53)

The following outstanding dilutive potential shares were excluded from the calculation of diluted net income (loss) per share due to their anti-dilutive effect:

	Year Ended December 31,
	2024	2023
Stock options, performance stock options and shares subject to ESPP	29,274,841	24,083,222
Restricted stock units	901,104	2,266,387
Shares issuable upon conversion of 2026 Convertible Notes	11,942,152	11,942,152
Total	42,118,097	38,291,761

The amounts in the table above exclude any shares contingently issuable pursuant to the CVR Agreement because the conditions that could result in a payment becoming due were not met.